Borrowings - Credit Facilities (Details Narrative) - USD ($)														1 Months Ended		8 Months Ended	12 Months Ended
	Dec. 17, 2024	Dec. 04, 2024	Sep. 27, 2024	Jun. 28, 2024	Feb. 20, 2024	Dec. 15, 2023	Dec. 13, 2023	May 02, 2023	Feb. 16, 2023	Sep. 30, 2022	Sep. 05, 2022	Dec. 07, 2021	Aug. 19, 2021	May 31, 2024	Jan. 31, 2023	Sep. 09, 2022	Dec. 31, 2024	Dec. 18, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 24, 2024
Debt Instrument [Line Items]
Amount drawn down																	$ 1,096,178,000		$ 908,288,000
Total Borrowings [Member]
Debt Instrument [Line Items]
Long-Term Debt																	$ 2,128,937,000
Hellenic Bank Credit Facility $25,235 [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																	May 09, 2022
Line of credit facility, maximum borrowing capacity											$ 25,235,000
Long-term debt, description											to refinance the existing indebtedness of five of its vessels and for working capital purposes.
Prepayments of debt															$ 3,700,000
Amount drawn down																	$ 11,965,000
Maturity date																	second quarter of 2027
Debt instrument, description of variable rate basis																	SOFR
Debt instrument, basis spread on variable rate																	2.50%
Hellenic Bank Credit Facility $30,000 [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																	Dec. 04, 2024
Long-term debt, description																	to refinance the existing indebtedness of four of its vessels.
Proceeds from Lines of Credit		$ 30,000,000
Amount drawn down																	$ 30,000,000
Maturity date																	fourth quarter of 2029
Debt instrument, description of variable rate basis																	SOFR
Debt instrument, basis spread on variable rate																	1.75%
Hamburg Commercial Bank A G 90 M Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																	Dec. 17, 2024
Long-term debt, description	to refinance the existing indebtedness of seven of its vessels.
Proceeds from Lines of Credit																		$ 90,000,000
Amount drawn down																	$ 90,000,000
Maturity date																	fourth quarter of 2028
Debt instrument, description of variable rate basis																	Compounded Secured Overnight Financing Rate (“Compounded SOFR”)
Debt instrument, basis spread on variable rate																	1.80%
Hamburg Commercial Bank A G210 M Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																	Sep. 05, 2022
Long-term debt, description											to refinance the existing indebtedness of 20 of its vessels and for working capital purposes.
Proceeds from Lines of Credit																$ 210,000,000
Prepayments of debt																	$ 13,349,000		$ 14,182,000	$ 10,239,000
HCOB, Alpha Bank S.A. and National Bank of Greece [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit												$ 190,216,000
Prepayments of debt														$ 16,568,000	$ 11,440,000
Amount drawn down																		$ 91,136,000			$ 81,218,000
Description of scope, credit facility												to partially refinance the existing indebtedness of seven tanker vessels.
DNB (U K) Limited and Export Import Bank of China Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																	Feb. 16, 2023
Long-term debt, description									to finance part of the contract price of four newbuilding containerships.
Amount drawn down																	$ 156,540,000
Maturity date																	ten years after each drawdown date upon the delivery of the respective vessel
Debt instrument, description of variable rate basis																	Compounded SOFR
Debt instrument, basis spread on variable rate																	170.00%
Line of Credit Facility, Remaining Borrowing Capacity									$ 161,600,000
First-Citizens Bank & Trust Company [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																	Dec. 21, 2022
Amount drawn down																	$ 33,700,000
Maturity date																	first quarter of 2028
Debt instrument, description of variable rate basis									Term SOFR
Debt instrument, basis spread on variable rate																	195.00%
Description of scope, credit facility																	to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes.
Line of Credit Facility, Remaining Borrowing Capacity									$ 44,200,000
DNB BANK ASA Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																	Dec. 13, 2021
Long-term debt, description							for the refinancing of the existing credit facilities of three tanker vessels and two dry bulk vessels						to finance part of the acquisition cost of the Navios Azimuth.
Prepayments of debt				$ 17,160,000	$ 12,240,000	$ 37,075,000
Line of Credit Facility, Remaining Borrowing Capacity							$ 72,710,000						$ 18,000,000
KFW IPEX-BANK GMBH [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date										Sep. 30, 2022
Line of credit facility, maximum borrowing capacity										$ 86,240,000
Long-term debt, description										to finance part of the acquisition cost of two newbuilding containerships.
Amount drawn down																	$ 81,524,000
Maturity date										fourth quarter of 2030 and the first quarter of 2031
Debt instrument, description of variable rate basis										Compounded SOFR
Debt instrument, basis spread on variable rate																	200.00%
EUROBANK S.A [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit								$ 30,000,000
Prepayments of debt																	$ 7,300,000
Amount drawn down																	17,555,000
Maturity date								second quarter of 2028
Debt instrument, description of variable rate basis								SOFR
Description of scope, credit facility								to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes.
EUROBANK S.A [Member] | Any part of the loan (up to 70%) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate								1.00%
EUROBANK S.A [Member] | Remaining amount [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate								2.25%
EUROBANK S.A [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit			$ 48,000,000
Amount drawn down																	$ 46,950,000
Maturity date			third quarter of 2028 in relation to advance A and the fourth quarter of 2030
Debt instrument, description of variable rate basis			SOFR
Debt instrument, basis spread on variable rate			70.00%
Description of scope, credit facility			to refinance the existing indebtedness of three of its vessels (advance A) and to finance part of the acquisition cost of one Ultra-Handymax vessel (advance B).
EUROBANK S.A [Member] | Remaining amount [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			175.00%